Fees Summary	Sep. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,441,000
Previously Paid Amount	0.00
Total Fee Amount	4,050.29
Total Offset Amount	0.00
Net Fee	4,050.29
Narrative - Max Aggregate Offering Price	$ 27,441,000
Final Prospectus	true